Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 1,250	$ 1,754
Cost of revenues	901	955
Gross profit	349	799
Research and development expenses	3,375	3,536
Sales and marketing expenses	2,146	2,296
General and administrative expenses	1,870	1,845
Operating loss	7,042	6,878
Finance income, net	(90)	(188)
Net loss and comprehensive loss	$ 6,952	$ 6,690
Basic net loss per share (in Dollars per share)	$ 0.12	$ 0.14
Diluted net loss per share (in Dollars per share)	$ 0.12	$ 0.14
Weighted average number of shares outstanding used in computing basic net loss per share (in Shares)	58,155,523	47,850,703
Weighted average number of shares outstanding used in computing diluted net loss per share (in Shares)	58,155,523	47,850,703